SCHEDULE OF CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 879,168	$ 407,182		$ 158,578
Restricted cash	5,316	5,824		18,022
Total cash, cash equivalents and restricted cash	$ 884,484	$ 413,006	$ 5,062,449	$ 176,600	$ 31,816,907